Form N-1A Cover	Feb. 09, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Tema ETF Trust
Entity Central Index Key	0001944285
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 09, 2026
Prospectus Date	Jun. 27, 2025